Financial assets at fair value through other comprehensive income (Table)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income.
Schedule of financial assets at fair value through other comprehensive income

	As at December 31,
	2020	2021
	RMB’000	RMB’000

Loans and advances to customers	—	1,103,460
Equity securities (Note a)	5,000	3,204
Debt securities (Note b)	16,828	16,334
	21,828	1,122,998

Less: Non-current financial asset measured at fair value through other comprehensive income	(21,828)	(640,501)
	—	482,497